SCHEDULE OF INTANGIBLE ASSETS (Details) (Parenthetical) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 108,777	$ 4,022,271	$ 341,270		$ 326,331	$ 341,270	$ 589,489
Amortization of intangibles decreased				$ 898,026